Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 250,939	$ 217,352
Short-term investments	53,835	67,891
Accounts receivable, net	28,492	21,198
Prepaid expenses, and other assets	6,456	6,441
Total current assets	339,722	312,882
Property and equipment, net	419	436
Operating lease right-of-use assets, net	3,110	3,858
Intangible assets, net	35,049	35,051
Goodwill	379,072	379,072
Deferred tax asset	52,545	59,290
Other non-current assets	1,423	1,463
Total assets	811,340	792,052
Current liabilities:
Accounts payable and accrued expenses	12,741	13,830
Short-term operating lease liabilities	2,692	3,050
Income taxes payable	5	0
Contract liabilities	2,218	2,426
Loss contingency	95,250	95,250
Other current liabilities	1,496	1,926
Total current liabilities	114,402	116,482
Long-term borrowings with related party	38,349	39,454
Long-term operating lease liabilities	1,148	1,625
Other non-current liabilities	8,881	8,265
Total liabilities	162,780	165,826
Shareholders' equity
Common stock, KRW 10,000 par value - 200,000,000 Shares authorized; 2,477,672 issued and outstanding	21,198	21,198
Additional paid-in-capital	359,280	359,280
Accumulated other comprehensive income	18,022	19,360
Retained earnings	250,060	226,388
Total shareholders' equity	648,560	626,226
Total liabilities and shareholders' equity	$ 811,340	$ 792,052